Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to “Compensation Discussion and Analysis” beginning on page 33 of this Proxy Statement.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation	Average Summary Compensation Table Total	Average Compensation Actually Paid to Other NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted ROE (%) (6)
		Actually Paid to CEO ($)(2)	Compensation for Other NEOs ($)(3)		Corporation TSR ($)	KBW Index TSR ($)(5)

2022	$10,816,639	$4,271,059	$5,671,222	$2,463,790	$90.98	$97.52	$1,336	14.8

2021	10,449,233	18,479,485	4,381,631	6,913,472	119.42	124.06	1,545	13.9

2020	9,189,814	4,352,289	3,947,748	2,088,995	90.71	89.69	1,209	11.2

(1) Mr. O’Grady was CEO for each of the covered years.
(2) Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated covered year and adjusted as shown in the table below. The fair value of
equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$10,816,639	$10,449,233	$9,189,814

Subtract	Change in pension values reported in the Summary Compe n sation Table for covered fiscal year	(289,639)	(144,932)	(202,180)

Subtract	Fair value of equity awards granted during covered fiscal year	(8,500,158)	(6,825,124)	(6,825,082)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	122,137	111,468	83,696

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	6,618,964	11,098,552	4,636,093

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	834,143	641,980	514,894

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(4,139,521)	3,217,622	(2,815,983)

Add/(Subtract )	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(1,191,506)	(69,314)	(228,963)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—

Equals	Compensation Actually Paid to CEO	$4,271,059	$18,479,485	$4,352,289
(3) For 2022, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler and Ms. Taylor and for 2021 and 2020, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler.

(4) Amounts reported in this column are based on the average of the total compensation reported for our other named executive officers in the Summary Compensation Table for the indicated
covered year and adjusted as shown in the table below. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting
purposes.

		2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$5,671,222	$4,381,631	$3,947,748

Subtract	Change in pension values reported in the Summary Compensation T able for covered fiscal year	(67,086)	(95,634)	(496,121)

Subtract	Fair value of equity awards granted during covered fiscal year	(4,160,283)	(2,312,629)	(1,987,586)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made i n the covered year	32,487	48,749	50,402

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	2,311,553	3,760,643	1,350,123

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	200,956	202,256	174,858

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,037,069)	950,305	(868,019)

Add/(Subtract )	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(284,314)	(21,849)	(82,410)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(203,676)	—	—

Equals	Compensation Actually Paid to Named Executive Officers	$2,463,790	$6,913,472	$2,088,995
(5) The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
(6) For an explanation and reconciliation of ROE to Adjusted ROE, see page 51 of this Proxy Statement.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote [Text Block]	For 2022, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler and Ms. Taylor and for 2021 and 2020, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler.
Peer Group Issuers, Footnote [Text Block]	The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
PEO Total Compensation Amount	$ 10,816,639	$ 10,449,233	$ 9,189,814
PEO Actually Paid Compensation Amount	$ 4,271,059	18,479,485	4,352,289
Adjustment To PEO Compensation, Footnote [Text Block]
(2) Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated covered year and adjusted as shown in the table below. The fair value of
equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$10,816,639	$10,449,233	$9,189,814

Subtract	Change in pension values reported in the Summary Compe n sation Table for covered fiscal year	(289,639)	(144,932)	(202,180)

Subtract	Fair value of equity awards granted during covered fiscal year	(8,500,158)	(6,825,124)	(6,825,082)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	122,137	111,468	83,696

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	6,618,964	11,098,552	4,636,093

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	834,143	641,980	514,894

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(4,139,521)	3,217,622	(2,815,983)

Add/(Subtract )	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(1,191,506)	(69,314)	(228,963)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—

Equals	Compensation Actually Paid to CEO	$4,271,059	$18,479,485	$4,352,289

Non-PEO NEO Average Total Compensation Amount	$ 5,671,222	4,381,631	3,947,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,463,790	6,913,472	2,088,995
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) Amounts reported in this column are based on the average of the total compensation reported for our other named executive officers in the Summary Compensation Table for the indicated
covered year and adjusted as shown in the table below. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting
purposes.

		2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$5,671,222	$4,381,631	$3,947,748

Subtract	Change in pension values reported in the Summary Compensation T able for covered fiscal year	(67,086)	(95,634)	(496,121)

Subtract	Fair value of equity awards granted during covered fiscal year	(4,160,283)	(2,312,629)	(1,987,586)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made i n the covered year	32,487	48,749	50,402

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	2,311,553	3,760,643	1,350,123

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	200,956	202,256	174,858

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,037,069)	950,305	(868,019)

Add/(Subtract )	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(284,314)	(21,849)	(82,410)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(203,676)	—	—

Equals	Compensation Actually Paid to Named Executive Officers	$2,463,790	$6,913,472	$2,088,995

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to our Other Named Executive Officers and the Corporation’s Cumulative TSR
	. For 2020 to 2022, the compensation actually paid to our CEO decreased by 2% and the average of the compensation actually paid to the other named executive officers increased by 18%, compared to a 9% decrease in our TSR over the same time period.
Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to our Other Named Executive Officers and the Corporation’s Net Income
	. For 2020 to 2022, the compensation actually paid to our CEO decreased by 2% and the average of the compensation actually paid to the other named executive officers increased by 18%, respectively, compared to a 10% increase in our net income over the same period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid to our CEO and Average of the Compensation Actually Paid to our Other Named Executive Officers and the Corporation’s Adjusted ROE
	. For 2020 to 2022, the compensation paid to our CEO decreased by 2% and the average of the compensation actually paid to the other named executive officers increased by 18%, compared to a 360 basis point increase in our adjusted ROE from 11.2% for 2020 to 14.8% for 2022.
Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between the Corporation’s TSR and the Peer Group TSR
	. The TSR for the peer group disclosed in the table above decreased by 2% for the 2020 to 2022 period as compared to the Corporation’s TSR, which decreased by 9% over the same period.
Tabular List [Table Text Block]
Financial Performance Measures
As discussed in “Compensation Discussion and Analysis,” our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The following were the most important financial performance measures, as determined by the Corporation, to link executive compensation actually paid to the Corporation’s named executive officers to the Corporation’s performance for the most recently completed fiscal year:

●	Total Shareholder Return (“TSR”)

●	Adjusted ROE

●	Pre-tax Income

Total Shareholder Return Amount	$ 90.98	119.42	90.71
Peer Group Total Shareholder Return Amount	97.52	124.06	89.69
Net Income (Loss)	$ 1,336	$ 1,545	$ 1,209
Company Selected Measure Amount	0.148	0.139	0.112
PEO Name	Mr. O’Grady
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (“TSR”)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
Non-GAAP Measure Description [Text Block]	For an explanation and reconciliation of ROE to Adjusted ROE, see page 51 of this Proxy Statement.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax Income
PEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (289,639)	$ (144,932)	$ (202,180)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	122,137	111,468	83,696
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,500,158)	(6,825,124)	(6,825,082)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,618,964	11,098,552	4,636,093
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,139,521)	3,217,622	(2,815,983)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,191,506)	(69,314)	(228,963)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	834,143	641,980	514,894
PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,086)	(95,634)	(496,121)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,487	48,749	50,402
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,160,283)	(2,312,629)	(1,987,586)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,311,553	3,760,643	1,350,123
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,037,069)	950,305	(868,019)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(284,314)	(21,849)	(82,410)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	200,956	202,256	174,858
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (203,676)	$ 0	$ 0